NOTE 1 - FINANCIAL STATEMENT REVISION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Fair Value, Assets and Liabilities Measured on Recurring Basis (USD $)	Sep. 30, 2012	Dec. 01, 2011
Cash and cash equivalents	$ 1,073	$ 4,844
Derivative liability	(314,928)	(442,311)
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	1,073	4,844
Fair Value, Inputs, Level 3 [Member]
Derivative liability	$ (314,928)	$ (442,311)